Summary of Significant Accounting Policies - Property , Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2015
Plant and Machinery | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	5 years
Plant and Machinery | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	6 years 8 months 1 day
Furniture, Fixtures and Equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	3 years
Furniture, Fixtures and Equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	5 years
Computers | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	3 years
Computers | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	5 years
Automobiles | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	3 years
Automobiles | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	5 years
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Leasehold improvements	The shorter of the estimated life or the lease term
Photovoltaic (PV) Solar Systems | Possibility One | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	17 years
Photovoltaic (PV) Solar Systems | Possibility Two | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	20 years
Photovoltaic (PV) Solar Systems | Possibility Three | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	25 years
Photovoltaic (PV) Solar Systems | Possibility Four | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	27 years